Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 1,005
2026	964
2027	956
2028	829
Total operating lease payments	3,754
Less: imputed interest	350
Present value of lease liabilities	$ 3,404